Document and Entity Information In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Nov. 12, 2012
Entity Information [Line Items]
Entity Registrant Name	COLE CREDIT PROPERTY TRUST IV, INC.
Entity Central Index Key	0001498547
Document Type	Other
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity common stock, shares outstanding		22.2

Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Investment in real estate assets:
Land	$ 33,775,775	$ 0
Buildings and improvements, less accumulated depreciation of $604,459 and $0, respectively	106,253,772	0
Acquired intangible lease assets, less accumulated amortization of $341,203 and $0, respectively	19,075,473	0
Total investment in real estate assets, net	159,105,020	0
Cash and cash equivalents	12,022,794	200,000
Restricted cash	1,247,370	0
Rents and tenant receivables	250,758	0
Prepaid expenses and other assets	457,788	0
Deferred financing costs, less accumulated amortization of $225,701 and $0, respectively	2,651,753	0
Total assets	175,735,483	200,000
LIABILITIES & STOCKHOLDERS' EQUITY
Credit facility	39,000,000	0
Accounts payable and accrued expenses	751,009	0
Escrowed investor proceeds	1,247,370	0
Due to affiliates	99,299	0
Acquired below market lease intangibles, less accumulated amortization of $42,777 and $0, respectively	2,965,355	0
Distributions payable	691,081	0
Bond obligations, deferred rental income and other liabilities	765,553	0
Total liabilities	45,519,667	0
Commitments and contingencies
Redeemable common stock	538,823	0
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value; 490,000,000 shares authorized, 15,375,050 and 20,000 shares issued and outstanding	153,751	200
Capital in excess of par value	136,190,623	199,800
Accumulated distribution in excess of earnings	(6,667,381)	0
Total stockholders' equity	129,676,993	200,000
Total liabilities and stockholders' equity	$ 175,735,483	$ 200,000

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Buildings and improvements, accumulated depreciation	$ 604,459	$ 0
Acquired intangible lease assets, accumulated amortization	341,203	0
Deferred financing costs, accumulated amortization	225,701	0
Acquired below market lease intangibles, accumulated amortization	$ 42,777	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	15,375,050	20,000
Common stock, shares outstanding	15,375,050	20,000

Condensed Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Revenues:
Rental and other property income	$ 1,723,130	$ 2,345,143
Tenant reimbursement income	123,374	149,677
Total revenue	1,846,504	2,494,820
Expenses:
General and administrative expenses	588,679	811,982
Property operating expenses	130,055	156,555
Advisory fees and expenses	207,065	297,260
Acquisition related expenses	2,610,841	4,559,418
Depreciation	448,258	604,459
Amortization	229,331	333,767
Total operating expenses	4,214,229	6,763,441
Operating loss	(2,367,725)	(4,268,621)
Other income (expense):
Interest and other income	114	487
Interest expense	(364,417)	(617,635)
Total other expense	(364,303)	(617,148)
Net loss	$ (2,732,028)	$ (4,885,769)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	9,628,953	3,789,868
Net loss per common share:
Basic and diluted (in dollars per shares)	$ (0.28)	$ (1.29)
Distributions declared per common share (in dollars per share)	$ 0.16	$ 0.47

Condensed Consolidated Statements of Stockholder's Equity (Unaudited) (USD $)	Total	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings
Balance at Dec. 31, 2011	$ 200,000	$ 200	$ 199,800	$ 0
Balance, shares at Dec. 31, 2011	20,000	20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		15,355,050
Issuance of common stock	153,175,221	153,551	153,021,670
Distributions to investors	(1,781,612)			(1,781,612)
Commissions on stock sales and related dealer manager fees	(13,421,581)		(13,421,581)
Other offering costs	(3,070,443)		(3,070,443)
Changes in redeemable common stock	(538,823)		(538,823)
Net loss	(4,885,769)			(4,885,769)
Balance at Sep. 30, 2012	$ 129,676,993	$ 153,751	$ 136,190,623	$ (6,667,381)
Balance, shares at Sep. 30, 2012	15,375,050	15,375,050

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (4,885,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	604,459
Amortization of intangibles lease assets and below market lease intangible, net	298,426
Amortization of deferred financing costs	225,701
Changes in assets and liabilities:
Rents and tenant receivables	(250,758)
Prepaid expenses and other assets	(407,788)
Accounts payable and accrued expenses	751,009
Deferred rental income and other liabilities	181,328
Due to affiliates	99,299
Net cash used in operating activities	(3,384,093)
Cash flows from investing activities:
Investment in real estate assets	(156,451,712)
Change in restricted cash	(1,247,370)
Net cash used in investing activities	(157,699,082)
Cash flows from financing activities:
Proceeds from credit facility	80,460,324
Repayments of credit facility	(41,460,324)
Proceeds from affiliate line of credit	11,700,000
Repayments of affiliate line of credit	(11,700,000)
Repayment of bond obligations	(6,613)
Proceeds from issuance of common stock	152,636,398
Offering costs on issuance of common stock	(16,492,024)
Distributions to investors	(551,708)
Payment of loan deposit	(50,000)
Change in escrowed investor proceeds	1,247,370
Deferred financing costs paid	(2,877,454)
Net cash provided by financing activities	172,905,969
Net increase in cash and cash equivalents	11,822,794
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	12,022,794
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	691,081
Common stock issued through distribution reinvestment plan	538,823
Fair value of assumed bond obligations	590,838
Supplemental Cash Flow Disclosures:
Interest paid	$ 311,568

Organization and Business	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS
Cole Credit Property Trust IV, Inc. (the “Company”) was formed on July 27, 2010 and is a Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes beginning with the year ending December 31, 2012. The Company is the sole general partner of and owns a 99.9% partnership interest in Cole Operating Partnership IV, LP, a Delaware limited partnership (“CCPT IV OP”). Cole REIT Advisors IV, LLC (“CR IV Advisors”), the advisor to the Company, is the sole limited partner and owner of an insignificant noncontrolling partnership interest of 0.1% of CCPT IV OP. Substantially all of the Company’s business is conducted through CCPT IV OP.
On January 26, 2012, pursuant to a Registration Statement on Form S-11 filed under the Securities Act of 1933, as amended (Registration No. 333-169533) (the “Registration Statement”), the Company commenced its initial public offering on a “best efforts” basis of up to a maximum of 250.0 million shares of its common stock at a price of $10.00 per share, and up to 50.0 million additional shares to be issued pursuant to a distribution reinvestment plan (the “DRIP”) under which the Company’s stockholders may elect to have distributions reinvested in additional shares of common stock at a price of $9.50 per share (the “Offering”).
On April 13, 2012, the Company issued 308,000 shares of its common stock in the Offering and commenced principal operations. As of September 30, 2012, the Company had issued approximately 15.4 million shares of its common stock in the Offering for gross offering proceeds of $153.2 million before offering costs and selling commissions of $16.5 million. The Company intends to continue to use substantially all of the net proceeds from the Offering to acquire and operate a diversified portfolio of core commercial real estate investments primarily consisting of necessity retail properties located throughout the United States, including U.S. protectorates. The Company expects that the retail properties primarily will be single-tenant properties and multi-tenant “power centers” anchored by large, creditworthy national or regional retailers. The Company expects that the retail properties typically will be subject to long-term triple net or double net leases, whereby the tenant will be obligated to pay for most of the expenses of maintaining the property. As of September 30, 2012, the Company owned 32 properties, comprising 582,000 rentable square feet of commercial space located in 15 states. As of September 30, 2012, the rentable space at these properties was 99.8% leased.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation
The condensed consolidated unaudited financial statements of the Company have been prepared in accordance with the rules and regulations of the SEC, including the instructions to Form 10-Q and Article 10 of Regulation S-X, and do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the statements for the interim periods presented include all adjustments, which are of a normal and recurring nature, necessary for a fair presentation of the results for such periods. Results for these interim periods are not necessarily indicative of full year results. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the Company’s audited consolidated balance sheet and related notes thereto included in the Company’s Registration Statement on Form S-11, as amended. Consolidated results of operations and cash flows for the periods ended September 30, 2011 have not been presented because the Company had not commenced its principal operations during such periods.
The condensed consolidated unaudited financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment in and Valuation of Real Estate and Related Assets
Real estate and related assets are stated at cost, less accumulated depreciation and amortization. Amounts capitalized to real estate and related assets consist of the cost of acquisition, excluding acquisition related expenses, construction and any tenant improvements, major improvements and betterments that extend the useful life of the real estate and related assets and leasing costs. All repairs and maintenance are expensed as incurred.
The Company is required to make subjective assessments as to the useful lives of its depreciable assets. The Company considers the period of future benefit of each respective asset to determine the appropriate useful life of the assets. Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building and capital improvements	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term

The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate and related assets may not be recoverable. Impairment indicators that the Company considers include, but are not limited to, bankruptcy or other credit concerns of a property’s major tenant, such as a history of late payments, rental concessions and other factors, a significant decrease in a property’s revenues due to lease terminations, vacancies, co-tenancy clauses, reduced lease rates or other circumstances. When indicators of potential impairment are present, the Company assesses the recoverability of the assets by determining whether the carrying amount of the assets will be recovered through the undiscounted future cash flows expected from the use of the assets and their eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying amount, the Company will adjust the real estate and related assets to their respective fair values and recognize an impairment loss. Generally, fair value is determined using a discounted cash flow analysis and recent comparable sales transactions. No impairment indicators were identified and no impairment losses were recorded during the nine months ended September 30, 2012.
When developing estimates of expected future cash flows, the Company makes certain assumptions regarding future market rental income amounts subsequent to the expiration of current lease agreements, property operating expenses, terminal capitalization and discount rates, the expected number of months it takes to re-lease the property, required tenant improvements and the number of years the property will be held for investment. The use of alternative assumptions in estimating expected future cash flows could result in a different determination of the property’s expected future cash flows and a different conclusion regarding the existence of an impairment, the extent of such loss, if any, as well as the fair value of the real estate and related assets.
When a real estate asset is identified by the Company as held for sale, the Company will cease depreciation and amortization of the assets related to the property and estimate the fair value, net of selling costs. If, in management’s opinion, the fair value, net of selling costs, of the asset is less than the carrying amount of the asset, an adjustment to the carrying amount would be recorded to reflect the estimated fair value of the property, net of selling costs. There were no assets identified as held for sale as of September 30, 2012.
Allocation of Purchase Price of Real Estate and Related Assets
Upon the acquisition of real properties, the Company allocates the purchase price to acquired tangible assets, consisting of land, buildings and improvements, and identified intangible assets and liabilities, consisting of the value of above market and below market leases and the value of in-place leases, based in each case on their respective fair values. Acquisition related expenses are expensed as incurred. The Company utilizes independent appraisals to assist in the determination of the fair values of the tangible assets of an acquired property (which includes land and building). The Company obtains an independent appraisal for each real property acquisition. The information in the appraisal, along with any additional information available to the Company’s management, is used in estimating the amount of the purchase price that is allocated to land. Other information in the appraisal, such as building value and market rents, may be used by the Company’s management in estimating the allocation of purchase price to the building and to intangible lease assets and liabilities. The appraisal firm has no involvement in management’s allocation decisions other than providing this market information.
The fair values of above market and below market lease values are recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) an estimate of fair market lease rates for the corresponding in-place leases, which is generally obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease including any bargain renewal periods, with respect to a below market lease. The above market and below market lease values are capitalized as intangible lease assets or liabilities, respectively. Above market lease values are amortized as a reduction to rental income over the remaining terms of the respective leases. Below market leases are amortized as an increase to rental income over the remaining terms of the respective leases, including any bargain renewal periods. In considering whether or not the Company expects a tenant to execute a bargain renewal option, the Company evaluates economic factors and certain qualitative factors at the time of acquisition, such as the financial strength of the tenant, remaining lease term, the tenant mix of the leased property, the Company’s relationship with the tenant and the availability of competing tenant space. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of above market or below market lease values relating to that lease would be recorded as an adjustment to rental income.
The fair values of in-place leases include estimates of direct costs associated with obtaining a new tenant and opportunity costs associated with lost rental and other property income, which are avoided by acquiring a property with an in-place lease. Direct costs associated with obtaining a new tenant include commissions and other direct costs and are estimated in part by utilizing information obtained from independent appraisals and management’s consideration of current market costs to execute a similar lease. The intangible values of opportunity costs, which are calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease, are capitalized as intangible lease assets and are amortized to expense over the remaining term of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of in-place lease assets relating to that lease would be expensed.
The Company will estimate the fair value of assumed mortgage notes payable based upon indications of current market pricing for similar types of debt financing with similar maturities. Assumed mortgage notes payable will initially be recorded at their estimated fair value as of the assumption date, and the difference between such estimated fair value and the mortgage note’s outstanding principal balance will be amortized to interest expense over the term of the respective mortgage note payable.
The determination of the fair values of the real estate and related assets and liabilities acquired requires the use of significant assumptions with regard to the current market rental rates, rental growth rates, capitalization and discount rates, interest rates and other variables. The use of alternative estimates may result in a different allocation of the Company’s purchase price, which could impact the Company’s results of operations.
Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company considers investments in highly liquid money market accounts to be cash equivalents.
Restricted Cash
Restricted cash as of September 30, 2012 consisted of escrowed investor proceeds of $1.2 million for which shares of common stock had not been issued. The Company had no restricted cash as of December 31, 2011.
Deferred Financing Costs
Deferred financing costs are capitalized and amortized on a straight-line basis over the term of the related financing arrangement, which approximates the effective interest method. Amortization of deferred financing costs was $189,000 and $226,000 for the three and nine months ended September 30, 2012, respectively. There were no deferred financing costs or related amortization as of December 31, 2011.
Concentration of Credit Risk
As of September 30, 2012, the Company had no cash on deposit in excess of federally insured levels. The Company limits significant cash deposits to accounts held by financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on its cash deposits.
As of September 30, 2012, two of the Company’s tenants, Walgreen Co. and Town & Country Food Stores, Inc., each accounted for 11% of the Company’s 2012 gross annualized rental revenues. The Company also had certain geographic concentrations in its property holdings. In particular, as of September 30, 2012, 12 of the Company’s properties were located in Texas, two were located in Virginia and two were located in Florida, which accounted for 32%, 12% and 11%, respectively, of the Company’s 2012 gross annualized rental revenues. In addition, the Company had tenants in the convenience store, drugstore, restaurant and discount store industries, which comprised 25%, 17%, 14% and 10%, respectively, of the Company’s 2012 gross annualized rental revenues.
Revenue Recognition
Certain properties have leases where minimum rental payments increase during the term of the lease. The Company records rental income for the full term of each lease on a straight-line basis. When the Company acquires a property, the terms of existing leases are considered to commence as of the acquisition date for the purpose of determining this calculation. The Company defers the recognition of contingent rental income, such as percentage rents, until the specific target that triggers the contingent rental income is achieved. Expected reimbursements from tenants for recoverable real estate taxes and operating expenses are included in tenant reimbursement income in the period when such costs are incurred.
Income Taxes
The Company intends to qualify and elect to be taxed as a REIT for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its taxable year ending December 31, 2012. If the Company qualifies for taxation as a REIT, the Company generally will not be subject to federal corporate income tax to the extent it, among other things, distributes its taxable income to its stockholders and it distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it or its subsidiaries may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.
Offering and Related Costs
CR IV Advisors funds all of the organization and offering costs on the Company’s behalf (excluding selling commissions and the dealer-manager fee) and may be reimbursed for such costs up to 2.0% of gross proceeds from the Offering. As of September 30, 2012, CR IV Advisors had incurred $3.5 million of costs related to the organization of the Company and the Offering, of which the Company had reimbursed $3.1 million. The remaining $451,000 of costs related to the organization of the Company and the Offering were not included in the financial statements of the Company as of September 30, 2012 because such costs were not a liability of the Company as they exceeded 2.0% of gross proceeds from the Offering. This amount will become payable to CR IV Advisors as the Company raises additional proceeds in the Offering. When recorded by the Company, organization costs are expensed as incurred and the offering costs, which include items such as legal and accounting fees, marketing and personnel, promotional and printing costs, are recorded as a reduction of capital in excess of par value along with selling commissions and dealer manager fees in the period in which they become payable.
Due to Affiliates
Certain affiliates of the Company’s advisor received, and will continue to receive fees, reimbursements and compensation in connection with services provided relating to the Offering and the acquisition, management, financing and leasing of the properties of the Company. As of September 30, 2012, $99,000 was due to CR IV Advisors for such services, as discussed in Note 7 to these condensed consolidated unaudited financial statements.
Stockholders’ Equity
As of September 30, 2012 and December 31, 2011, the Company was authorized to issue 490.0 million shares of common stock and 10.0 million shares of preferred stock. All shares of such stock have a par value of $0.01 per share. On August 11, 2010, the Company sold 20,000 shares of common stock, at $10.00 per share, to Cole Holdings Corporation, the indirect owner of the Company’s advisor and dealer-manager. As of September 30, 2012, the Company had approximately 15.4 million shares of common stock issued and outstanding. The Company’s board of directors may amend the charter to authorize the issuance of additional shares of capital stock without obtaining shareholder approval. The par value of investor proceeds raised from the Offering is classified as common stock, with the remainder allocated to capital in excess of par value.

Reportable Segments
The Company’s operating segment consists of commercial properties, which include activities related to investing in real estate such as retail, office and distribution properties and other real estate related assets. The commercial properties are geographically diversified throughout the United States, and the Company evaluates operating performance on an overall portfolio level. These commercial properties have similar economic characteristics; therefore, the Company’s properties are one reportable segment.
Interest
Interest is charged to interest expense as it accrues. No interest costs were capitalized during the nine months ended September 30, 2012.
Distributions Payable and Distribution Policy
In order to qualify and maintain its status as a REIT, the Company is required to, among other things, make distributions each taxable year equal to at least 90% of its taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). To the extent that funds are available, the Company intends to pay regular distributions to stockholders. Distributions are paid to stockholders of record as of applicable record dates. The Company intends to qualify and elect to be taxed as a REIT for federal income tax purposes commencing with its taxable year ending December 31, 2012; however, the Company has not yet elected, and has not yet qualified, to be taxed as a REIT.
The Company’s board of directors authorized a daily distribution, based on 366 days in the calendar year, of $0.001707848 per share for stockholders of record as of the close of business on each day of the period commencing April 14, 2012, the first day following the release from escrow of the subscription proceeds received in the Offering, and ending on December 31, 2012. As of September 30, 2012, the Company had distributions payable of $691,000. The distributions were paid in October 2012, of which $345,000 was reinvested in shares through the DRIP. As of December 31, 2011, the Company had no distributions payable.
Redeemable Common Stock
Under the Company’s share redemption program, the Company’s requirement to redeem its shares is limited to the net proceeds received by the Company from the sale of shares under the DRIP, net of shares redeemed to date. The Company records amounts that are redeemable under the share redemption program as redeemable common stock outside of permanent equity in its consolidated balance sheet. As of September 30, 2012, the Company had issued approximately 57,000 shares of common stock under the DRIP for cumulative proceeds of $539,000. As of September 30, 2012, the Company had not received any requests for redemptions. As of December 31, 2011, the Company had not issued shares of common stock under the DRIP and had not redeemed any shares. Changes in the amount of redeemable common stock from period to period are recorded as an adjustment to capital in excess of par value.
New Accounting Pronouncements
In June 2011, the U.S. Financial Accounting Standards Board issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. ASU 2011-05 became effective for the Company beginning January 1, 2012. The adoption of ASU 2011-05 did not have a material effect on the Company’s consolidated financial statements or disclosures, because the Company’s net loss equals its comprehensive loss.

Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
GAAP defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. GAAP emphasizes that fair value is intended to be a market-based measurement, as opposed to a transaction-specific measurement.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, various techniques and assumptions can be used to estimate the fair value. Assets and liabilities are measured using inputs from three levels of the fair value hierarchy, as follows:

Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market is defined as a market in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active (markets with few transactions), inputs other than quoted prices that are observable for the asset or liability (i.e. interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data correlation or other means (market corroborated inputs).
Level 3 – Unobservable inputs, which are only used to the extent that observable inputs are not available, reflect the Company’s assumptions about the pricing of an asset or liability.
The following describes the methods the Company uses to estimate the fair value of the Company’s financial assets and liabilities:
Cash and cash equivalents and restricted cash – The Company considers the carrying values of these financial assets to approximate fair value because of the short period of time between their origination and their expected realization.
Credit Facility – The fair value is estimated by discounting the expected cash flows based on estimated borrowing rates available to the Company as of  September 30, 2012. The estimated fair value of the Company’s debt was $39.0 million as of September 30, 2012, which approximated the carrying value on such date. The Company had no amounts outstanding on the credit facility as of December 31, 2011. The fair value of the Company’s debt is estimated using Level 2 inputs.
Bond Obligations – The Company has bond obligations pursuant to a special assessment from a municipality that were assumed in connection with a property acquisition. The fair value is estimated by discounting the expected cash flows on the bond obligations at rates for similar obligations that management believes would be available to the Company as of September 30, 2012. The estimated fair value of the Company’s bond obligations was $584,000 as of September 30, 2012, which approximated the carrying value on such date. The Company had no bond obligations as of December 31, 2011. The fair value of the Company’s bond obligations is estimated using Level 2 inputs.
Considerable judgment is necessary to develop estimated fair values of financial assets and liabilities. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize, or be liable for, on disposition of the financial assets and liabilities. As of September 30, 2012, there have been no transfers of financial assets or liabilities between levels.

Real Estate Acquisitions	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
REAL ESTATE ASSETS
REAL ESTATE ACQUISITIONS
During the nine months ended September 30, 2012, the Company acquired 32 commercial properties for an aggregate purchase price of $157.0 million (the “2012 Acquisitions”). The Company purchased the 2012 Acquisitions with net proceeds from the Offering and proceeds from the Company’s revolving credit facility and line of credit with an affiliate of the Company’s advisor. The Company allocated the purchase price of these properties to the fair value of the assets acquired and liabilities assumed. The following table summarizes the purchase price allocation:

September 30, 2012
Land	$33,775,775
Building and improvements	106,858,231
Acquired in-place leases	18,326,349
Acquired above-market leases	1,090,327
Acquired below-market leases	(3,008,132)
Total purchase price	$157,042,550

During the three and nine months ended September 30, 2012, the Company recorded revenue of $1.8 million and $2.5 million, respectively, and a net loss of $1.8 million and $3.4 million, respectively, related to the 2012 Acquisitions.

The following information summarizes selected financial information of the Company as if all of the 2012 Acquisitions were completed on January 1, 2011 for each period presented below. The table below presents the Company’s estimated revenue and net income (loss), on a pro forma basis, for the three and nine months ended September 30, 2012 and 2011, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Pro forma basis (unaudited):
Revenue	3,053,386	3,053,386	9,098,700	9,098,700
Net income (loss)	500,499	569,773	2,586,868	(1,787,088)

The unaudited pro forma information for the three and nine months ended September 30, 2012 was adjusted to exclude $2.6 million and $4.6 million, respectively, of acquisition costs recorded during the current period related to the 2012 Acquisitions. These costs were recognized in the unaudited pro forma information for the nine months ended September 30, 2011. The unaudited pro forma information is presented for informational purposes only and may not be indicative of what actual results of operations would have been had the transactions occurred at the beginning of 2011, nor does it purport to represent the results of future operations.

Credit Facility	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
CREDIT FACILITY
CREDIT FACILITY
As of September 30, 2012, the Company had $39.0 million of debt outstanding under its secured revolving credit facility (the “Credit Facility”) with JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) as administrative agent pursuant to an amended and restated credit agreement (the “Credit Agreement”). The Credit Facility allows the Company to borrow up to $250.0 million in revolving loans (the “Revolving Loans”), with the maximum amount outstanding not to exceed 65% of the cost or appraised value of qualified properties as determined by the administrative agent (the “Borrowing Base”). As of September 30, 2012, the allowable borrowings under the Borrowing Base of the Credit Facility was approximately $62.0 million based on the underlying collateral pool for qualified properties. Subject to meeting certain conditions described in the Credit Agreement and the payment of certain fees, the amount of the Credit Facility may be increased up to a maximum of $400.0 million. The Credit Facility matures on July 13, 2015.
The Revolving Loans will bear interest at rates depending upon the type of loan specified by the Company. For a Eurodollar rate loan, as defined in the Credit Agreement, the interest rate will be equal to the one-month LIBOR for the interest period, plus 2.35%. For floating rate loans, the interest rate will be a per annum amount equal to 1.35% plus the greatest of (1) the Federal Funds Rate plus 0.5%; (2) JPMorgan Chase’s Prime Rate; or (3) the one-month LIBOR plus 1.0%. As of September 30, 2012, the Revolving Loans had a weighted average interest rate 2.69%.
The Credit Agreement contains customary representations, warranties, borrowing conditions and affirmative, negative and financial covenants, including minimum net worth, debt service coverage and leverage ratio requirements and dividend payout and REIT status requirements. Based on the Company’s analysis and review of its results of operations and financial condition, the Company believes it was in compliance with the covenants of the Credit Facility as of September 30, 2012.
In addition, during the nine months ended September 30, 2012, the Company entered into a $10.0 million subordinate revolving line of credit with Series C, LLC, an affiliate of CR IV Advisors (“Series C”), (the “Series C Loan”). The Series C Loan has a fixed interest rate of 4.5% with accrued interest payable monthly in arrears and principal due upon maturity on April 12, 2013. The Series C Loan was approved by a majority of the directors (including a majority of the independent directors) not otherwise interested in the transaction as being fair, competitive and commercially reasonable and no less favorable to the Company than a comparable loan between unaffiliated parties under the same circumstances. As of September 30, 2012, there were no amounts outstanding on the Series C Loan.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Litigation
In the ordinary course of business, the Company may become subject to litigation or claims. The Company is not aware of any pending legal proceedings of which the outcome is reasonably possible to have a material effect on its results of operations, financial condition or liquidity.

Environmental Matters
In connection with the ownership and operation of real estate, the Company potentially may be liable for costs and damages related to environmental matters. The Company owns certain properties that are subject to environmental remediation. In each case, the seller of the property, the tenant of the property and/or another third party has been identified as the responsible party for environmental remediation costs related to the respective property. Additionally, in connection with the purchase of certain of the properties, the respective sellers and/or tenants have indemnified the Company against future remediation costs. In addition, the Company carries environmental liability insurance on its properties that provides limited coverage for remediation liability and pollution liability for third-party bodily injury and property damage claims. Accordingly, the Company does not believe that it is reasonably possible that the environmental matters identified at such properties will have a material effect on its results of operations, financial condition or liquidity, nor is it aware of any environmental matters at other properties which it believes are reasonably possible to have a material effect on its results of operations, financial condition or liquidity.

Related-Party Transactions and Arrangements	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
The Company has incurred, and will continue to incur, commissions, fees and expenses payable to CR IV Advisors and certain of its affiliates in connection with the Offering, and the acquisition, management and disposition of its assets.
Offering
In connection with the Offering, Cole Capital Corporation (“Cole Capital”), the Company’s dealer-manager, which is affiliated with its advisor, receives a selling commission of up to 7.0% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. Cole Capital has reallowed and intends to continue to reallow 100% of selling commissions earned to participating broker-dealers. In addition, Cole Capital receives up to 2.0% of gross offering proceeds before reallowance to participating broker-dealers as a dealer-manager fee in connection with the Offering. Cole Capital, in its sole discretion, may reallow all or a portion of its dealer-manager fee to such participating broker-dealers. No selling commissions or dealer manager fees are paid to Cole Capital or other broker-dealers with respect to shares sold pursuant to the DRIP.
All other organization and offering expenses associated with the sale of the Company’s common stock (excluding selling commissions and the dealer-manager fee) are paid by CR IV Advisors or its affiliates and are reimbursed by the Company up to 2.0% of aggregate gross offering proceeds. A portion of the other organization and offering expenses may be underwriting compensation. As of September 30, 2012, CR IV Advisors had paid organization and offering costs of $3.5 million in connection with the Offering, of which $451,000 was not included in the financial statements of the Company because such costs were not a liability of the Company as they exceeded 2.0% of gross proceeds from the Offering. This amount may become payable to CR IV Advisors as the Company continues to raise additional proceeds in the Offering.
The Company incurred commissions, fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Offering:
Selling commissions	$7,381,953	$10,361,511
Selling commissions reallowed by Cole Capital	$7,381,953	$10,361,511
Dealer manager fees	$2,154,879	$3,060,070
Dealer manager fees reallowed by Cole Capital	$1,282,091	$1,599,810
Other organization and offering expenses	$2,164,322	$3,070,443

Acquisitions and Operations
CR IV Advisors or its affiliates also receive acquisition fees of up to 2.0% of: (1) the contract purchase price of each property or asset the Company acquires; (2) the amount paid in respect of the development, construction or improvement of each asset the Company acquires; (3) the purchase price of any loan the Company acquires; and (4) the principal amount of any loan the Company originates. Additionally, CR IV Advisors or its affiliates are reimbursed for acquisition expenses incurred in the process of acquiring properties, so long as the total acquisition fees and expenses relating to the transaction does not exceed 6.0% of the contract purchase price.
The Company pays CR IV Advisors a monthly advisory fee based upon the Company’s monthly average invested assets, which is equal to the following amounts: (1) an annualized rate of 0.75% will be paid on the Company’s average invested assets that are between $0 to $2.0 billion; (2) an annualized rate of 0.70% will be paid on the Company’s average invested assets that are between $2.0 billion to $4.0 billion; and (3) an annualized rate of 0.65% will be paid on the Company’s average invested assets that are over $4.0 billion.
 The Company reimburses CR IV Advisors for the expenses it paid or incurred in connection with the services provided to the Company, subject to the limitation that the Company will not reimburse for any amount by which its operating expenses (including the advisory fee) at the end of the four preceding fiscal quarters exceeds the greater of: (1) 2.0% of average invested assets, or (2) 25.0% of net income other than any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of assets for that period. The Company will not reimburse for personnel costs in connection with services for which CR IV Advisors receives acquisition fees.
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Acquisition and Operations:
Acquisition fees and expenses	$1,880,613	$3,184,334
Advisory fees and expenses	$207,065	$297,260
Operating expenses	$80,478	$137,573

The Company did not incur any advisory fees or operating expense reimbursements from April 13, 2012, when the Company commenced principal operations, through May 31, 2012 as CR IV Advisors agreed to waive its rights to these fees and expense reimbursements during such period.
Liquidation/Listing
If CR IV Advisors or its affiliates provide a substantial amount of services (as determined by a majority of the Company’s independent directors) in connection with the sale of properties, the Company will pay CR IV Advisors or its affiliate a disposition fee in an amount equal to up to one-half of the brokerage commission paid on the sale of property, not to exceed 1.0% of the contract price of the property sold; provided, however, in no event may the disposition fee paid to CR IV Advisors or its affiliates, when added to the real estate commissions paid to unaffiliated third parties, exceed the lesser of the customary competitive real estate commission or an amount equal to 6.0% of the contract sales price.
If the Company is sold or its assets are liquidated, CR IV Advisors will be entitled to receive a subordinated performance fee equal to 15.0% of the net sale proceeds remaining after investors have received a return of their net capital invested and an 8.0% annual cumulative, non-compounded return. Alternatively, if the Company’s shares are listed on a national securities exchange, CR IV Advisors will be entitled to a subordinated performance fee equal to 15.0% of the amount by which the market value of the Company’s outstanding stock plus all distributions paid by the Company prior to listing, exceeds the sum of the total amount of capital raised from investors and the amount of distributions necessary to generate an 8.0% annual cumulative, non-compounded return to investors. As an additional alternative, upon termination of the advisory agreement, CR IV Advisors may be entitled to a subordinated performance fee similar to that to which CR IV Advisors would have been entitled had the portfolio been liquidated (based on an independent appraised value of the portfolio) on the date of termination.
During the nine months ended September 30, 2012, no commissions or fees were incurred for any such services provided by CR IV Advisors and its affiliates related to the services described above.
Due to Affiliates
As of September 30, 2012, $99,000 had been incurred primarily for operating and acquisition expenses by CR IV Advisors or its affiliates, but had not yet been reimbursed by the Company and were included in due to affiliates on the condensed consolidated unaudited balance sheets.
Transactions
During the nine months ended September 30, 2012, the Company acquired 100% of the membership interests in two commercial properties from Series C for an aggregate purchase price of $4.3 million. A majority of the Company’s board of directors (including a majority of the Company’s independent directors) not otherwise interested in the transactions approved the acquisitions as being fair and reasonable to the Company and determined that the cost to the Company of each property was equal to the cost of the respective property to Series C (including acquisition related expenses). In addition, the purchase price of each property, exclusive of closing costs, was not in excess of the current appraised value of the respective property as determined by an independent third party appraiser.
In connection with the real estate assets acquired from Series C during the nine months ended September 30, 2012, the Company entered into the Series C Loan. Refer to Note 5 to these condensed consolidated unaudited financial statements for the terms of the Series C Loan. The Series C Loan was repaid in full during the nine months ended September 30, 2012, with gross offering proceeds. The Company paid $39,000 of interest to CR IV Advisors related to the Series C Loan during the nine months ended September 30, 2012.

Economic Dependency	9 Months Ended
Sep. 30, 2012
Economic Dependency [Abstract]
ECONOMIC DEPENDENCY
ECONOMIC DEPENDENCY
Under various agreements, the Company has engaged or will engage CR IV Advisors and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issuance, as well as other administrative responsibilities for the Company including accounting services and investor relations. As a result of these relationships, the Company is dependent upon CR IV Advisors and its affiliates. In the event that these companies are unable to provide the Company with these services, the Company would be required to find alternative providers of these services.

Operating Leases	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company’s real estate properties are leased to tenants under operating leases for which the terms and expirations vary. As of September 30, 2012, the leases have a weighted-average remaining term of 16.2 years. The leases may have provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. As of September 30, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, is as follows:

Future Minimum Rental Income
October 1, 2012 through December 31, 2012	$2,858,594
2013	11,434,374
2014	11,434,374
2015	11,395,049
2016	11,382,877
2017	11,268,071
Thereafter	125,360,590
$185,133,929

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Status of the Offering
As of November 12, 2012, the Company had received $221.3 million in gross offering proceeds through the issuance of approximately 22.2 million shares of its common stock in the Offering (including shares issued pursuant to the DRIP).
Credit Facility
Subsequent to September 30, 2012, the Borrowing Base was increased to $71.1 million. As of November 12, 2012, the Company had $39.0 million outstanding under the Credit Facility.
Investment in Real Estate Assets
Subsequent to September 30, 2012, the Company acquired 15 commercial real estate properties for an aggregate purchase price of $50.7 million. The acquisitions were funded with net proceeds of the Offering. Acquisition related expenses totaling $1.5 million were expensed as incurred.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of presentation
The condensed consolidated unaudited financial statements of the Company have been prepared in accordance with the rules and regulations of the SEC, including the instructions to Form 10-Q and Article 10 of Regulation S-X, and do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the statements for the interim periods presented include all adjustments, which are of a normal and recurring nature, necessary for a fair presentation of the results for such periods. Results for these interim periods are not necessarily indicative of full year results. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the Company’s audited consolidated balance sheet and related notes thereto included in the Company’s Registration Statement on Form S-11, as amended. Consolidated results of operations and cash flows for the periods ended September 30, 2011 have not been presented because the Company had not commenced its principal operations during such periods.

Principles of consolidation
The condensed consolidated unaudited financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment in and valuation of real estate and related assets
Investment in and Valuation of Real Estate and Related Assets
Real estate and related assets are stated at cost, less accumulated depreciation and amortization. Amounts capitalized to real estate and related assets consist of the cost of acquisition, excluding acquisition related expenses, construction and any tenant improvements, major improvements and betterments that extend the useful life of the real estate and related assets and leasing costs. All repairs and maintenance are expensed as incurred.
The Company is required to make subjective assessments as to the useful lives of its depreciable assets. The Company considers the period of future benefit of each respective asset to determine the appropriate useful life of the assets. Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building and capital improvements	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term

The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate and related assets may not be recoverable. Impairment indicators that the Company considers include, but are not limited to, bankruptcy or other credit concerns of a property’s major tenant, such as a history of late payments, rental concessions and other factors, a significant decrease in a property’s revenues due to lease terminations, vacancies, co-tenancy clauses, reduced lease rates or other circumstances. When indicators of potential impairment are present, the Company assesses the recoverability of the assets by determining whether the carrying amount of the assets will be recovered through the undiscounted future cash flows expected from the use of the assets and their eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying amount, the Company will adjust the real estate and related assets to their respective fair values and recognize an impairment loss. Generally, fair value is determined using a discounted cash flow analysis and recent comparable sales transactions. No impairment indicators were identified and no impairment losses were recorded during the nine months ended September 30, 2012.
When developing estimates of expected future cash flows, the Company makes certain assumptions regarding future market rental income amounts subsequent to the expiration of current lease agreements, property operating expenses, terminal capitalization and discount rates, the expected number of months it takes to re-lease the property, required tenant improvements and the number of years the property will be held for investment. The use of alternative assumptions in estimating expected future cash flows could result in a different determination of the property’s expected future cash flows and a different conclusion regarding the existence of an impairment, the extent of such loss, if any, as well as the fair value of the real estate and related assets.
When a real estate asset is identified by the Company as held for sale, the Company will cease depreciation and amortization of the assets related to the property and estimate the fair value, net of selling costs. If, in management’s opinion, the fair value, net of selling costs, of the asset is less than the carrying amount of the asset, an adjustment to the carrying amount would be recorded to reflect the estimated fair value of the property, net of selling costs. There were no assets identified as held for sale as of September 30, 2012.

Allocation of purchase price of real estate and related assets
Allocation of Purchase Price of Real Estate and Related Assets
Upon the acquisition of real properties, the Company allocates the purchase price to acquired tangible assets, consisting of land, buildings and improvements, and identified intangible assets and liabilities, consisting of the value of above market and below market leases and the value of in-place leases, based in each case on their respective fair values. Acquisition related expenses are expensed as incurred. The Company utilizes independent appraisals to assist in the determination of the fair values of the tangible assets of an acquired property (which includes land and building). The Company obtains an independent appraisal for each real property acquisition. The information in the appraisal, along with any additional information available to the Company’s management, is used in estimating the amount of the purchase price that is allocated to land. Other information in the appraisal, such as building value and market rents, may be used by the Company’s management in estimating the allocation of purchase price to the building and to intangible lease assets and liabilities. The appraisal firm has no involvement in management’s allocation decisions other than providing this market information.
The fair values of above market and below market lease values are recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) an estimate of fair market lease rates for the corresponding in-place leases, which is generally obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease including any bargain renewal periods, with respect to a below market lease. The above market and below market lease values are capitalized as intangible lease assets or liabilities, respectively. Above market lease values are amortized as a reduction to rental income over the remaining terms of the respective leases. Below market leases are amortized as an increase to rental income over the remaining terms of the respective leases, including any bargain renewal periods. In considering whether or not the Company expects a tenant to execute a bargain renewal option, the Company evaluates economic factors and certain qualitative factors at the time of acquisition, such as the financial strength of the tenant, remaining lease term, the tenant mix of the leased property, the Company’s relationship with the tenant and the availability of competing tenant space. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of above market or below market lease values relating to that lease would be recorded as an adjustment to rental income.
The fair values of in-place leases include estimates of direct costs associated with obtaining a new tenant and opportunity costs associated with lost rental and other property income, which are avoided by acquiring a property with an in-place lease. Direct costs associated with obtaining a new tenant include commissions and other direct costs and are estimated in part by utilizing information obtained from independent appraisals and management’s consideration of current market costs to execute a similar lease. The intangible values of opportunity costs, which are calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease, are capitalized as intangible lease assets and are amortized to expense over the remaining term of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of in-place lease assets relating to that lease would be expensed.
The Company will estimate the fair value of assumed mortgage notes payable based upon indications of current market pricing for similar types of debt financing with similar maturities. Assumed mortgage notes payable will initially be recorded at their estimated fair value as of the assumption date, and the difference between such estimated fair value and the mortgage note’s outstanding principal balance will be amortized to interest expense over the term of the respective mortgage note payable.
The determination of the fair values of the real estate and related assets and liabilities acquired requires the use of significant assumptions with regard to the current market rental rates, rental growth rates, capitalization and discount rates, interest rates and other variables. The use of alternative estimates may result in a different allocation of the Company’s purchase price, which could impact the Company’s results of operations.

Cash and cash equivalents, policy
Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company considers investments in highly liquid money market accounts to be cash equivalents.

Restricted cash
Restricted Cash
Restricted cash as of September 30, 2012 consisted of escrowed investor proceeds of $1.2 million for which shares of common stock had not been issued. The Company had no restricted cash as of December 31, 2011.

Deferred financing costs
Deferred Financing Costs
Deferred financing costs are capitalized and amortized on a straight-line basis over the term of the related financing arrangement, which approximates the effective interest method.

Concentration of credit risk
Concentration of Credit Risk
As of September 30, 2012, the Company had no cash on deposit in excess of federally insured levels. The Company limits significant cash deposits to accounts held by financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on its cash deposits.

Revenue recognition leases
Revenue Recognition
Certain properties have leases where minimum rental payments increase during the term of the lease. The Company records rental income for the full term of each lease on a straight-line basis. When the Company acquires a property, the terms of existing leases are considered to commence as of the acquisition date for the purpose of determining this calculation. The Company defers the recognition of contingent rental income, such as percentage rents, until the specific target that triggers the contingent rental income is achieved. Expected reimbursements from tenants for recoverable real estate taxes and operating expenses are included in tenant reimbursement income in the period when such costs are incurred.

Income tax, policy
Income Taxes
The Company intends to qualify and elect to be taxed as a REIT for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its taxable year ending December 31, 2012. If the Company qualifies for taxation as a REIT, the Company generally will not be subject to federal corporate income tax to the extent it, among other things, distributes its taxable income to its stockholders and it distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it or its subsidiaries may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Reportable segments
Reportable Segments
The Company’s operating segment consists of commercial properties, which include activities related to investing in real estate such as retail, office and distribution properties and other real estate related assets. The commercial properties are geographically diversified throughout the United States, and the Company evaluates operating performance on an overall portfolio level. These commercial properties have similar economic characteristics; therefore, the Company’s properties are one reportable segment.

Offering and related costs
Offering and Related Costs
CR IV Advisors funds all of the organization and offering costs on the Company’s behalf (excluding selling commissions and the dealer-manager fee) and may be reimbursed for such costs up to 2.0% of gross proceeds from the Offering. As of September 30, 2012, CR IV Advisors had incurred $3.5 million of costs related to the organization of the Company and the Offering, of which the Company had reimbursed $3.1 million. The remaining $451,000 of costs related to the organization of the Company and the Offering were not included in the financial statements of the Company as of September 30, 2012 because such costs were not a liability of the Company as they exceeded 2.0% of gross proceeds from the Offering. This amount will become payable to CR IV Advisors as the Company raises additional proceeds in the Offering. When recorded by the Company, organization costs are expensed as incurred and the offering costs, which include items such as legal and accounting fees, marketing and personnel, promotional and printing costs, are recorded as a reduction of capital in excess of par value along with selling commissions and dealer manager fees in the period in which they become payable.

Due to affiliates
Due to Affiliates
Certain affiliates of the Company’s advisor received, and will continue to receive fees, reimbursements and compensation in connection with services provided relating to the Offering and the acquisition, management, financing and leasing of the properties of the Company. As of September 30, 2012, $99,000 was due to CR IV Advisors for such services, as discussed in Note 7 to these condensed consolidated unaudited financial statements.

Interest	Interest Interest is charged to interest expense as it accrues.
Distributions payable and distribution policy
Distributions Payable and Distribution Policy
In order to qualify and maintain its status as a REIT, the Company is required to, among other things, make distributions each taxable year equal to at least 90% of its taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). To the extent that funds are available, the Company intends to pay regular distributions to stockholders. Distributions are paid to stockholders of record as of applicable record dates. The Company intends to qualify and elect to be taxed as a REIT for federal income tax purposes commencing with its taxable year ending December 31, 2012; however, the Company has not yet elected, and has not yet qualified, to be taxed as a REIT.
The Company’s board of directors authorized a daily distribution, based on 366 days in the calendar year, of $0.001707848 per share for stockholders of record as of the close of business on each day of the period commencing April 14, 2012, the first day following the release from escrow of the subscription proceeds received in the Offering, and ending on December 31, 2012. As of September 30, 2012, the Company had distributions payable of $691,000. The distributions were paid in October 2012, of which $345,000 was reinvested in shares through the DRIP. As of December 31, 2011, the Company had no distributions payable.

Redeemable common stock
Redeemable Common Stock
Under the Company’s share redemption program, the Company’s requirement to redeem its shares is limited to the net proceeds received by the Company from the sale of shares under the DRIP, net of shares redeemed to date. The Company records amounts that are redeemable under the share redemption program as redeemable common stock outside of permanent equity in its consolidated balance sheet. As of September 30, 2012, the Company had issued approximately 57,000 shares of common stock under the DRIP for cumulative proceeds of $539,000. As of September 30, 2012, the Company had not received any requests for redemptions. As of December 31, 2011, the Company had not issued shares of common stock under the DRIP and had not redeemed any shares. Changes in the amount of redeemable common stock from period to period are recorded as an adjustment to capital in excess of par value.

New accounting pronouncements
New Accounting Pronouncements
In June 2011, the U.S. Financial Accounting Standards Board issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. ASU 2011-05 became effective for the Company beginning January 1, 2012. The adoption of ASU 2011-05 did not have a material effect on the Company’s consolidated financial statements or disclosures, because the Company’s net loss equals its comprehensive loss.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Investment in and valuation of real estate and related assets
Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building and capital improvements	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term

Real Estate Assets (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation:

September 30, 2012
Land	$33,775,775
Building and improvements	106,858,231
Acquired in-place leases	18,326,349
Acquired above-market leases	1,090,327
Acquired below-market leases	(3,008,132)
Total purchase price	$157,042,550

Business acquisition, pro forma information
The table below presents the Company’s estimated revenue and net income (loss), on a pro forma basis, for the three and nine months ended September 30, 2012 and 2011, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Pro forma basis (unaudited):
Revenue	3,053,386	3,053,386	9,098,700	9,098,700
Net income (loss)	500,499	569,773	2,586,868	(1,787,088)

Related-Party Transactions and Arrangements - (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Acquisition and Operations:
Acquisition fees and expenses	$1,880,613	$3,184,334
Advisory fees and expenses	$207,065	$297,260
Operating expenses	$80,478	$137,573
The Company incurred commissions, fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Offering:
Selling commissions	$7,381,953	$10,361,511
Selling commissions reallowed by Cole Capital	$7,381,953	$10,361,511
Dealer manager fees	$2,154,879	$3,060,070
Dealer manager fees reallowed by Cole Capital	$1,282,091	$1,599,810
Other organization and offering expenses	$2,164,322	$3,070,443

Operating Leases Operating Leases (Tables)	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of September 30, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, is as follows:

Future Minimum Rental Income
October 1, 2012 through December 31, 2012	$2,858,594
2013	11,434,374
2014	11,434,374
2015	11,395,049
2016	11,382,877
2017	11,268,071
Thereafter	125,360,590
$185,133,929

Organization and Business (Details) (USD $)	9 Months Ended			6 Months Ended					9 Months Ended
	Sep. 30, 2012 sqft	Dec. 31, 2011	Aug. 11, 2010	Sep. 30, 2012 Initial public offering	Apr. 13, 2012 Initial public offering	Jan. 26, 2012 Initial public offering	Jan. 26, 2012 Distribution reinvestment plan Initial public offering	Jan. 26, 2012 Maximum Initial public offering	Sep. 30, 2012 CCPT IV OP
Organization and business [Line Items]
General partner partnership interest percentage									99.90%
Noncontrolling interest - limited partner partnership interest percentage									0.10%
Common stock, shares authorized (in shares)	490,000,000	490,000,000					50,000,000	250,000,000
Share price (in dollars per share)			$ 10			$ 10	$ 9.5
Common stock, shares issued (in shares)	15,375,050	20,000	20,000		308,000
Issuance of common stock, shares (in shares)				15,400,000
Issuance of common stock	$ 153,175,221			$ 153,200,000
Offering costs, selling commissions, and dealer management fees				$ (16,500,000)
Number of owned properties (in number of properties)	32
Rentable square feet (in square feet)	582,000
Number of states in which entity owns properties (in number of states)	15
Percentage of rentable space leased	99.80%

Summary of Significant Accounting Policies - Narative (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Aug. 11, 2010
Valuation of real estate and related assets [Line Items]
Restricted cash		$ 1,247,370	$ 1,247,370	$ 0
Amortization of deferred financing costs		189,000	225,701	0
Due to affiliates		99,299	99,299	0
Common stock, shares authorized (in shares)		490,000,000	490,000,000	490,000,000
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Common stock, var value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued (in shares)		15,375,050	15,375,050	20,000	20,000
Share price (in dollars per share)					$ 10
Dividend, common stock and preferred stock, number of days in the calendar year for the daily distribution			366 days
Common stock and preferred stock, dividends, daily amount per share authorized (in dollars per share)			$ 0.001707848
Distributions payable		691,081	691,081	0
Common stock issued through distribution reinvestment plan	345,000		538,823
Redeemable common stock, shares outstanding (in shares)		57,000	57,000	0
Redeemable common stock		538,823	538,823	0
Advisors | Other organization and offering expenses
Valuation of real estate and related assets [Line Items]
Related party payments of stock issuance costs by third party			3,500,000
Related party transaction, expenses from transactions with related party		2,164,322	3,070,443
Payments of stock issuance costs, related party, not included in the financial statements			451,000
Advisors | Other organization and offering expenses | Maximum
Valuation of real estate and related assets [Line Items]
Organization and offering expense		2.00%	2.00%
Advisors | Reimbursed organization and offering costs
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		3,070,000
Advisors | Selling commissions
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		7,381,953	10,361,511
Advisors | Dealer manager fee
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		2,154,879	3,060,070
Restricted cash, investor proceeds for which shares of common stock had not been issued
Valuation of real estate and related assets [Line Items]
Restricted cash		$ 1,200,000	$ 1,200,000
Building and capital improvements
Valuation of real estate and related assets [Line Items]
Acquired real estate asset, useful life			40 years

Summary of Significant Accounting Policies - Concentration of credit risk (Details)	9 Months Ended
Sep. 30, 2012
Concentration Risk [Line Items]
Cash on deposit, number of financial institutions which had deposits in excess of current federally insured limits	0
Number of owned properties (in number of properties)	32
TEXAS
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	12
VIRGINIA
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	2
FLORIDA
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	2
Gross annualized rental revenue | Customer concentration risk | Convenience store industry
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%
Gross annualized rental revenue | Customer concentration risk | Drugstore industry
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Gross annualized rental revenue | Customer concentration risk | Restaurant industry
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Gross annualized rental revenue | Customer concentration risk | Discount store industry
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Gross annualized rental revenue | Credit concentration risk | TEXAS
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%
Gross annualized rental revenue | Credit concentration risk | VIRGINIA
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Gross annualized rental revenue | Credit concentration risk | FLORIDA
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Walgreen co. | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Town & Country, LLC | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%

Fair Value Measurements (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Estimate of fair value | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lines of credit, fair value disclosure	$ 39,000,000	$ 0
Loans payable, fair value disclosure	600,000	0
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lines of credit, fair value disclosure	39,000,000	0
Loans payable, fair value disclosure	$ 584,000	$ 0

Real Estate Assets (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Property	Sep. 30, 2011
Business Acquisition [Line Items]
Number of businesses acquired (in properties)			32
Business Acquisition, Purchase Price Allocation [Abstract]
Land	$ 33,775,775		$ 33,775,775
Buildings and improvements	106,858,231		106,858,231
Total purchase price	157,042,550		157,042,550
Revenue of acquiree since acquisition date	1,847,000		2,495,000
Loss of acquiree since acquisition date	1,800,000		3,400,000
Pro forma basis (unaudited)
Revenue	3,053,386	3,053,386	9,098,700	9,098,700
Net income	500,499	569,773	2,586,868	(1,787,088)
Acquisition costs	2,610,841		4,559,418
Acquired-in-place leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount	18,326,349		18,326,349
Acquired above-market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount	1,090,327		1,090,327
Acquired below-market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired below-market leases	$ (3,008,132)		$ (3,008,132)

Credit Facility Credit Facility - (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Line of credit Revolving credit facility	Aug. 10, 2012 Line of credit Revolving credit facility	Sep. 30, 2012 Line of credit Revolving credit facility Floating rate	Sep. 30, 2012 Line of credit Revolving credit facility LIBOR Eurodollar rate	Sep. 30, 2012 Line of credit Revolving credit facility LIBOR Floating rate	Sep. 30, 2012 Line of credit Revolving credit facility Federal funds rate plus Floating rate	Sep. 30, 2012 Series c, llc Line of credit Revolving credit facility	Sep. 30, 2012 Maximum Line of credit Revolving credit facility
Line of Credit Facility [Line Items]
Credit facility	$ 39,000,000	$ 0	$ 39,000,000
Line of credit facility, borrowing capacity			250,000,000
Line of credit facility, borrowing base calculation, percentage applied to the cost or appraised value of qualified properties										65.00%
Line of credit, current borrowing capacity			62,000,000						10,000,000
Line of credit, maximum borrowing capacity				$ 400,000,000
Debt instrument, basis spread on variable rate					1.35%	2.35%	1.00%	0.50%
Line of credit, weighted average interest rate			2.69%
Line of credit fixed interest rate									4.50%

Related-Party Transactions and Arrangements (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Property	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to affiliates	$ 99,299	$ 99,299	$ 0
Number of businesses acquired (in properties)		32
Total purchase price	157,042,550	157,042,550
Interest expense	364,417	617,635
Advisors
Related Party Transaction [Line Items]
Cumulative noncompounded annual return	8.00%	8.00%
Advisors | Listing commission
Related Party Transaction [Line Items]
Commissions performance and other fees percent	15.00%	15.00%
Advisors | Minimum | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent	2.00%	2.00%
Advisors | Minimum | Gross revenue for multi-tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent of net income	25.00%	25.00%
Series c, llc
Related Party Transaction [Line Items]
Ownership interest acquired	100.00%	100.00%
Number of businesses acquired (in properties)		2
Total purchase price	4,323,000	4,323,000
Selling commissions | Dealer manager commission | Maximum
Related Party Transaction [Line Items]
Commissions percentage on stock sales and related dealer manager fees	7.00%	7.00%
Selling commissions | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	7,381,953	10,361,511
Selling commissions reallowed by cole capital | Dealer manager commission reallowed
Related Party Transaction [Line Items]
Commissions percentage on stock sales and related dealer manager fees	100.00%	100.00%
Selling commissions reallowed by cole capital | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	7,381,953	10,361,511
Dealer manager fee | Dealer manager
Related Party Transaction [Line Items]
Commissions percentage on stock sales and related dealer manager fees	2.00%	2.00%
Dealer manager fee | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	2,154,879	3,060,070
Dealer manager fee reallowed by cole capital | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	1,282,091	1,599,810
Other organization and offering expenses | Advisors
Related Party Transaction [Line Items]
Related party payments of stock issuance costs by third party		3,500,000
Payments of stock issuance costs, related party, not included in the financial statements		451,000
Related party transaction, expenses from transactions with related party	2,164,322	3,070,443
Other organization and offering expenses | Advisors | Maximum
Related Party Transaction [Line Items]
Organization and offering expense	2.00%	2.00%
Acquisition fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	1,880,613	3,184,334
Acquisition fees and expenses | Advisors | Maximum
Related Party Transaction [Line Items]
Acquisition and advisory fee	6.00%	6.00%
Acquisition fees and expenses | Advisors | Maximum | Contract purchase price of each asset
Related Party Transaction [Line Items]
Acquisition and advisory fee	2.00%	2.00%
Advisory fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	207,065	297,260
Operating expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	80,478	137,573
Property sales commission | Advisors | Contract sale price of each property | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Commissions performance and other fees percent	1.00%	1.00%
Property portfolio | Advisors | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees percent	6.00%	6.00%
Performance fee | Advisors
Related Party Transaction [Line Items]
Commissions performance and other fees percent	15.00%	15.00%
Average invested assets between $0 to $2 billion | Advisors
Related Party Transaction [Line Items]
Asset management or advisory fees percent	0.75%	0.75%
Average invested assets between $0 to $2 billion | Advisors | Maximum
Related Party Transaction [Line Items]
Average invested assets	2,000,000,000	2,000,000,000
Average invested assets between $0 to $2 billion | Advisors | Minimum
Related Party Transaction [Line Items]
Average invested assets	0	0
Average invested assets between $2 billion to $4 billion | Advisors
Related Party Transaction [Line Items]
Asset management or advisory fees percent	0.70%	0.70%
Average invested assets between $2 billion to $4 billion | Advisors | Maximum
Related Party Transaction [Line Items]
Average invested assets	4,000,000,000	4,000,000,000
Average invested assets between $2 billion to $4 billion | Advisors | Minimum
Related Party Transaction [Line Items]
Average invested assets	2,000,000,000	2,000,000,000
Average invested assets over $4 billion | Advisors
Related Party Transaction [Line Items]
Asset management or advisory fees percent	0.65%	0.65%
Average invested assets over $4 billion | Advisors | Minimum
Related Party Transaction [Line Items]
Average invested assets	4,000,000,000	4,000,000,000
Line of credit | Revolving credit facility
Related Party Transaction [Line Items]
Line of credit, current borrowing capacity	62,000,000	62,000,000
Line of credit | Revolving credit facility | Series c, llc
Related Party Transaction [Line Items]
Line of credit, current borrowing capacity	10,000,000	10,000,000
Line of credit fixed interest rate	4.50%	4.50%
Interest expense	$ 39,000	$ 39,000

Operating Leases Operating Leases (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Operating Leased Assets [Line Items]
Operating leases of lessor, weighted average remaining lease term	16 years 2 months 12 days
October 1, 2012 through December 31, 2012	$ 2,858,594
2013	11,434,374
2014	11,434,374
2015	11,395,049
2016	11,382,877
2017	11,268,071
Thereafter	125,360,590
Total future minimum rental income	$ 185,133,929

Subsequent Events - (Details) (USD $)	3 Months Ended	9 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Property	Sep. 30, 2012 Credit facility Line of credit	Nov. 12, 2012 Subsequent event Third quarter 2012 real estate acquisition Property	Nov. 12, 2012 Subsequent event Issuance of equity	Nov. 12, 2012 Subsequent event Amended credit facility Credit facility Line of credit
Subsequent Event
Issuance of common stock		$ 153,175,221			$ 221,300,000
Issuance of common stock, shares (in shares)					22,200,000
Line of credit, current borrowing capacity			62,000,000			71,100,000
Line of credit facility, amount outstanding						39,000,000
Number of businesses acquired (in properties)		32		15
Total purchase price	157,042,550	157,042,550		50,747,507
Acquisition costs	$ 2,610,841	$ 4,559,418		$ 1,535,000